Shareholders' equity - Schedule of Capital Stock and Contributed Surplus (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of number of shares outstanding [abstract]
Issuance of share capital to settle contingent consideration (shares)	72,464
Issuance of shares on exercise of stock options (shares)	150,000
Shares acquired and canceled under normal course issuer bid (shares)	(81,538)
Changes in equity [abstract]
Equity at beginning of period	$ 291,219	$ 290,983
Shares acquired for equity incentive plan	(6,948)	(10,201)
Issuance of shares to settle contingent consideration	4,000	(1,879)
Shares released on vesting of equity incentive plan	0	0
Issuance and released on vesting of RSUs	(2,925)	0
Issuance of shares on exercise of stock options	1,127
Shares acquired and canceled under normal course issuer bid	(3,036)
Issuance of shares under dividend reinvestment program	(25,781)	(25,562)
Stock-based compensation	17,041	3,650
Equity at end of period	$ 277,271	$ 291,219
Issued Capital
Reconciliation of number of shares outstanding [abstract]
Shares outstanding at beginning of period (shares)	24,991,620	24,789,365
Shares acquired for equity incentive plan (shares)	(180,594)	(237,172)
Issuance of share capital to settle contingent consideration (shares)	72,464	93,023
Issuance of shares on exercise of stock options (shares)	115,102
Shares released on vesting of equity incentive plan (shares)	324,568	237,626
Issuance of shares on vesting of RSUs (shares)	80,345	105,291
Shares acquired and canceled under normal course issuer bid (shares)	(81,538)
Issuance of share capital under dividend reinvestment program (shares)	3,927	3,487
Shares outstanding at end of period (shares)	25,325,894	24,991,620
Changes in equity [abstract]
Equity at beginning of period	$ 417,425	$ 417,758
Shares acquired for equity incentive plan	(6,948)	(10,201)
Issuance of shares to settle contingent consideration	4,000	3,000
Shares released on vesting of equity incentive plan	12,867	4,382
Issuance and released on vesting of RSUs	2,210	2,341
Issuance of shares on exercise of stock options	1,807
Shares acquired and canceled under normal course issuer bid	(3,036)
Issuance of shares under dividend reinvestment program	150	145
Equity at end of period	428,475	417,425
Contributed surplus
Changes in equity [abstract]
Equity at beginning of period	35,357	43,309
Issuance of shares to settle contingent consideration		(4,879)
Shares released on vesting of equity incentive plan	(12,867)	(4,382)
Issuance and released on vesting of RSUs	(5,135)	(2,341)
Issuance of shares on exercise of stock options	(680)
Issuance of shares under dividend reinvestment program		0
Stock-based compensation	17,041	3,650
Equity at end of period	$ 33,716	$ 35,357